Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 952	$ (2,044)
Reconciliation of net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	3,906	3,826
Amortization of debt issuance costs	60	60
Compensation costs - stock options	0	1
Provision for losses on accounts receivable	64	56
Gain on disposal of equipment	7	(0)
Noncurrent deferred tax asset, net	(19)	0
Change in operating assets and liabilities:
Accounts receivable	840	1,572
Unbilled membership dues receivable	(15)	32
Inventories	104	(201)
Prepaid expenses	113	56
Other assets, net	2	91
Accounts payable	(2,749)	(1,359)
Accrued payroll and other compensation	(213)	288
Accrued taxes	55	(104)
Deferred membership dues revenue	81	(200)
Other liabilities and accrued expenses	199	281
Net cash provided by operating activities	3,373	2,355
Cash flows from investing activities:
Capital expenditures	(2,253)	(3,897)
Proceeds from disposal of equipment	7	0
Net cash used in investing activities	(2,246)	(3,897)
Cash flows from financing activities:
Principal payments on term loan facilities	(597)	(563)
Principal payments on finance lease obligations	(221)	(143)
Borrowings under line of credit facility	0	1,650
Net cash (used in) provided by financing activities	(818)	944
Increase (decrease) in cash, cash equivalents and restricted cash	309	(598)
Cash, cash equivalents and restricted cash at beginning of year	11,452	12,050
Cash, cash equivalents and restricted cash at end of year	11,761	11,452
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	208	21
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	684	323
Finance lease obligations incurred	333	443
Cash paid during the year for interest	2,184	2,009
Cash paid during the year for income taxes	$ 34	$ 162